Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended		2 Months Ended		3 Months Ended			4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended			15 Months Ended	19 Months Ended	24 Months Ended		27 Months Ended	31 Months Ended	36 Months Ended		39 Months Ended	43 Months Ended	48 Months Ended		51 Months Ended	55 Months Ended	60 Months Ended	63 Months Ended	67 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 24, 2025	Jun. 17, 2025	Dec. 31, 2021	Dec. 16, 2021	Jun. 08, 2020	Sep. 19, 2017	Dec. 31, 2015	Jul. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2017	Oct. 31, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000192464
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value								$ 10,000								$ 10,010											$ 9,258				$ 8,983				$ 7,093				$ 8,104			$ 10,151			$ 10,915		$ 12,936		$ 15,961
C000192463
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value								10,000								10,010											9,237				8,937				7,043				8,031			10,025			10,751		12,719		15,656
C000192465
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value								50,000,000								50,100,000											46,389,586				45,030,044				35,618,384				40,715,551			51,082,439			54,909,504		65,160,920		80,513,914
C000261312
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value		$ 10,380		$ 10,000						$ 10,590		$ 10,840		$ 11,580				$ 11,890	$ 11,890		$ 11,992
C000261314
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value		10,380		10,000						10,580		10,820		11,570				11,870	11,870		11,970
C000261313
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value		51,900,000		50,000,000						52,950,000		54,200,000		57,900,000				59,450,000	59,450,000		60,030,416
C000070968
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									$ 10,000																	$ 10,763				$ 11,400				$ 11,649				$ 12,642			$ 15,830			$ 16,822		$ 16,268		$ 17,001		$ 17,544	$ 18,951
C000070967
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	10,727				11,326				11,554				12,515			15,623			16,559		15,974		16,649		17,134	18,462
C000145937
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	53,820,890				57,063,596				58,440,189				63,482,622			79,496,739			84,559,119		81,838,662		85,681,810		88,427,793	95,614,348
C000219592
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value							$ 10,000																$ 10,571					$ 11,697				$ 13,416				$ 14,607				$ 16,544			$ 19,250
C000219593
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value							10,000																10,561					11,656				13,345				14,482				16,361			19,002
C000219591
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value							50,000,000																52,875,746					58,606,894				67,303,968				73,320,957				83,079,192			96,780,269
C000145994
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	10,585				11,203				9,888				8,774			7,061			8,306		10,567		12,378		15,508	19,622
C000145995
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	10,543				11,129				9,800				8,671			6,963			8,174		10,383		12,118		15,148	19,113
C000145996
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	52,909,729				56,036,284				49,506,653				43,978,346			35,354,623			41,692,673		53,087,848		62,187,382		78,040,445	98,839,763
C000127655
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	11,109				12,856				10,757				10,885			9,370			12,284		14,632		18,199		23,670	31,819
C000127656
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	11,080				12,794				10,665				10,774			9,247			12,086		14,363		17,813		23,127	31,005
C000145944
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	55,608,732				64,427,273				53,933,387				54,621,062			47,098,491			61,766,877		73,655,422		91,644,086		119,394,996	160,618,658
C000261309
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value	$ 10,140		$ 10,000								$ 10,070		$ 10,520		$ 11,190		$ 11,430			$ 11,600		$ 12,056
C000261311
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value	10,140		10,000								10,070		10,510		11,180		11,420			11,590		12,037
C000261310
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value	50,700,000		50,000,000								50,350,000		52,600,000		55,950,000		57,150,000			58,050,000		60,286,893
C000138522
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	10,002				9,664				10,418				10,928			11,104			10,600		13,703		13,659		13,570	14,113
C000138523
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	9,982				9,615				10,343				10,821			10,987			10,457		13,475		13,402		13,279	13,769
C000145947
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	50,067,615				48,360,053				52,153,295				54,764,841			55,761,495			53,245,175		68,886,192		68,716,787		68,345,842	71,144,635
C000082154
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	9,157				9,068				8,263				8,422			8,387			8,299		11,235		11,438		12,400	14,214
C000082155
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	9,129				9,020				8,198				8,326			8,276			8,168		11,030		11,211		12,119	13,862
C000145938
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	45,783,992				45,390,997				41,362,791				42,201,033			42,073,234			41,676,579		56,436,273		57,574,124		62,389,908	71,631,202
C000127657
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	8,693				8,543				7,309				7,442			7,394			7,238		10,857		10,794		12,005	14,404
C000127658
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	8,669				8,491				7,252				7,365			7,306			7,135		10,668		10,582		11,737	14,044
C000145945
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	43,463,862				42,762,832				36,640,503				37,348,399			37,165,927			36,451,160		54,657,349		54,472,302		60,607,681	72,792,914
C000261316
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value	10,140		10,000								10,190		10,440		11,020		11,290			11,280		11,524
C000261315
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value	10,140		10,000								10,190		10,440		11,010		11,270			11,260		11,504
C000261317
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value	50,700,000		50,000,000								50,950,000		52,200,000		55,100,000		56,450,000			56,400,000		57,627,507
C000261320
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value	10,110		10,000								10,010		10,280		11,080		11,350			11,310		11,830
C000261319
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value	10,110		10,000								10,000		10,280		11,070		11,350			11,300		11,820
C000261318
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value	50,550,000		50,000,000								50,050,000		51,450,000		55,400,000		56,800,000			56,550,000		59,200,000
C000091909
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	11,010				12,810				11,919				14,428			14,815			16,939		15,157		16,844		18,683	22,181
C000091908
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	10,966				12,735				11,814				14,256			14,599			16,651		14,869		16,492		18,231	21,598
C000145939
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	55,028,922				64,140,217				59,690,528				72,266,245			74,275,799			85,027,978		76,158,769		84,723,840		93,977,053	111,699,167
C000115560
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	11,658				12,872				10,610				12,534			13,556			18,923		22,980		22,926		24,635	29,778
C000115559
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	11,616				12,802				10,520				12,379			13,383			18,647		22,564		22,448		24,065	29,036
C000145941
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	58,304,773				64,458,004				53,113,142				62,778,414			67,984,965			95,102,574		115,498,115		115,318,740		124,106,156	150,117,817
C000130629
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value									10,000																	9,953				11,152				9,775				8,974			7,003			8,741		11,419		12,882		15,591	17,899
C000130630
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value									10,000																	9,924				11,082				9,685				8,879			6,911			8,606		11,211		12,612		15,244	17,431
C000145946
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value									50,000,000																	49,816,750				55,846,145				48,967,690				45,012,376			35,150,423			43,951,672		57,483,152		64,865,640		78,585,362	90,321,165
C000232928
Account Value [Line Items]
Line Graph and Table Measure Name																								I
Accumulated Value					$ 10,080	$ 10,000																			$ 11,638				$ 14,380				$ 19,375				$ 23,882
C000232926
Account Value [Line Items]
Line Graph and Table Measure Name																								N
Accumulated Value					10,080	10,000																			11,606				14,307				19,241				23,644
C000232927
Account Value [Line Items]
Line Graph and Table Measure Name																								R6
Accumulated Value					50,400,000	50,000,000																			58,274,204				72,049,477				97,189,570				119,942,879
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value								10,000								10,025											10,026				10,900				11,718				11,538			10,037			10,591		10,724		11,507
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value								10,000								10,025											10,026				10,900				11,718				11,538			10,037			10,591		10,724		11,507
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value								50,000,000								50,125,168											50,130,802				54,500,652				58,591,752				57,688,389			50,182,975			52,957,487		53,619,578		57,534,317
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value		10,378		10,000						10,610		10,825		11,221				11,483	11,511		11,519
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value							10,000																10,224					10,066				8,757				9,241				9,356			10,039
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value							10,000																10,224					10,066				8,757				9,241				9,356			10,039
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value							50,000,000																51,118,966					50,330,817				43,782,644				46,203,294				46,780,943			50,196,396
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																								MSCI World Net Total Return USD Index
Accumulated Value									10,000																	10,751				13,159				12,013				15,337			17,776			21,654		17,726		21,942		26,039	31,532
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																								MSCI World Net Total Return USD Index
Accumulated Value									10,000																	10,751				13,159				12,013				15,337			17,776			21,654		17,726		21,942		26,039	31,532
MSCI World Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name																								MSCI World Net Total Return USD Index
Accumulated Value									50,000,000																	53,755,249				65,796,602				60,064,733				76,684,688			88,879,463			108,270,501		88,628,522		109,710,712		130,194,700	157,658,070
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,265				10,628				10,629				11,556			12,423			12,232		10,641		11,229		11,369	12,199
Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	51,323,621				53,141,425				53,147,398				57,780,202			62,117,482			61,159,759		53,202,711		56,144,178		56,846,110	60,996,416
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value					10,213	10,000																			8,364				10,562				13,205				15,566
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value					10,213	10,000																			8,364				10,562				13,205				15,566
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value					51,066,722	50,000,000																			41,818,085				52,811,081				66,024,244				77,829,361
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value								10,000								10,032											10,220				10,453				10,523				10,528			10,681			11,217		11,806		12,299
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value								10,000								10,032											10,220				10,453				10,523				10,528			10,681			11,217		11,806		12,299
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value								$ 50,000,000								$ 50,157,545											$ 51,099,796				$ 52,265,109				$ 52,613,819				$ 52,639,610			$ 53,405,781			$ 56,084,041		$ 59,029,257		$ 61,495,374
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value		10,378		10,000						10,610		10,825		11,221				11,483	11,511		11,519
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value		$ 51,887,523		$ 50,000,000						$ 53,052,018		$ 54,127,478		$ 56,103,128				$ 57,416,709	$ 57,557,432		$ 57,592,660
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									50,000,000																	50,162,964				50,590,915				51,541,308				52,716,690			53,068,413			53,094,426		53,867,218		56,568,618		59,539,282	62,026,706
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value							10,000																10,008					10,013				10,159				10,668				11,229			11,698
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value							10,000																10,008					10,013				10,159				10,668				11,229			11,698
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value							$ 50,000,000																$ 50,041,885					$ 50,066,415				$ 50,795,133				$ 53,342,471				$ 56,143,716			$ 58,489,281
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									50,000,000																	50,162,964				50,590,915				51,541,308				52,716,690			53,068,413			53,094,426		53,867,218		56,568,618		59,539,282	62,026,706
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,400				11,561				11,175				12,799			13,942			15,415		14,134		16,162		18,085	20,337
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,400				11,561				11,175				12,799			13,942			15,415		14,134		16,162		18,085	20,337
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									50,000,000																	50,162,964				50,590,915				51,541,308				52,716,690			53,068,413			53,094,426		53,867,218		56,568,618		59,539,282	62,026,706
50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								50% MSCI World Net Total Return USD Index/50% ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									50,000,000																	52,001,870				57,804,989				55,877,386				63,994,760			69,710,070			77,076,797		70,670,703		80,810,788		90,424,078	101,683,893
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,187		10,000								10,415		10,627		11,014		11,272			11,300		11,307
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,187		10,000								10,415		10,627		11,014		11,272			11,300		11,307
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	50,934,317		50,000,000								52,077,420		53,133,123		55,072,479		56,361,928			56,500,066		56,534,647
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									50,000,000																	50,162,964				50,590,915				51,541,308				52,716,690			53,068,413			53,094,426		53,867,218		56,568,618		59,539,282	62,026,706
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									50,000,000																	50,162,964				50,590,915				51,541,308				52,716,690			53,068,413			53,094,426		53,867,218		56,568,618		59,539,282	62,026,706
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									50,000,000																	50,162,964				50,590,915				51,541,308				52,716,690			53,068,413			53,094,426		53,867,218		56,568,618		59,539,282	62,026,706
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,187		10,000								10,415		10,627		11,014		11,272			11,300		11,307
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,187		10,000								10,415		10,627		11,014		11,272			11,300		11,307
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	50,934,317		50,000,000								52,077,420		53,133,123		55,072,479		56,361,928			56,500,066		56,534,647
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,187		10,000								10,415		10,627		11,014		11,272			11,300		11,307
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	10,187		10,000								10,415		10,627		11,014		11,272			11,300		11,307
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value	$ 50,934,317		$ 50,000,000								$ 52,077,420		$ 53,133,123		$ 55,072,479		$ 56,361,928			$ 56,500,066		$ 56,534,647
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value									10,000																	11,196				13,640				13,042				17,149			20,304			26,132		21,399		27,025		33,786	39,827
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,831				12,370				12,079				14,758			16,932			19,617		16,520		19,439		22,364	25,428
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value									10,000																	11,196				13,640				13,042				17,149			20,304			26,132		21,399		27,025		33,786	39,827
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									10,000																	10,831				12,370				12,079				14,758			16,932			19,617		16,520		19,439		22,364	25,428
S&P 500® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Accumulated Value									50,000,000																	55,979,956				68,201,277				65,211,168				85,743,798			101,519,651			130,661,241		106,997,331		135,124,424		168,932,123	199,137,142
60% S&P 500® Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								60% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/40% Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value									50,000,000																	54,152,797				61,847,993				60,396,576				73,791,934			84,660,816			98,085,262		82,601,194		97,195,808		111,817,531	127,138,044
Bloomberg Commodity Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg Commodity Total Return Index
Accumulated Value									10,000																	11,177				11,367				10,089				10,865			10,525			13,379		15,532		14,303		15,072	17,450
Bloomberg Commodity Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg Commodity Total Return Index
Accumulated Value									10,000																	11,177				11,367				10,089				10,865			10,525			13,379		15,532		14,303		15,072	17,450
Bloomberg Commodity Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																								Bloomberg Commodity Total Return Index
Accumulated Value									50,000,000																	55,883,326				56,835,709				50,444,277				54,323,921			52,626,908			66,893,632		77,658,949		71,514,116		75,362,145	87,248,340
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									10,000																	10,033				10,118				10,308				10,543			10,614			10,619		10,773		11,314		11,908	12,405
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value									$ 50,000,000																	$ 50,162,964				$ 50,590,915				$ 51,541,308				$ 52,716,690			$ 53,068,413			$ 53,094,426		$ 53,867,218		$ 56,568,618		$ 59,539,282	$ 62,026,706
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value					10,000	10,000																			10,146				10,655				11,214				11,683
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Accumulated Value					10,108	10,000																			9,274				10,710				12,305				13,656
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value					10,000	10,000																			10,146				10,655				11,214				11,683
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Accumulated Value					10,108	10,000																			9,274				10,710				12,305				13,656
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value					50,002,252	50,000,000																			50,730,037				53,274,110				56,071,764				58,414,323
50% S&P 500® Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name																								50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index/50% ICE BofA US 3-Month Treasury Bill Index
Accumulated Value					$ 50,540,529	$ 50,000,000																			$ 46,371,167				$ 53,548,432				$ 61,523,113				$ 68,282,336